Ioannis Tzouganatos Vice President	100 Summer Street Suite 1500 Boston, MA 02110	Tel. 1-617-476-1711 Fax 1-617-203-1260 Ioannis.tzouganatos@citi.com

September 2, 2014

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street NE
Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust II (the "Registrant")
File Nos. 333-180871; 811-22700
Filing Pursuant to 497(j)

Dear Sir or Madam:

This letter is being transmitted on behalf of the Registrant by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”).

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Registrant that the Statement of Additional Information (“SAI”) dated August 28, 2014 does not differ from the SAI contained in Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A pursuant to the 1933 Act (Amendment No. 13 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”)). The Amendment was filed electronically with the Securities and Exchange Commission by EDGAR on August 28, 2014, accession number 0001398344-14-004531 under the 1940 Act.

With respect to the Registrant’s Prospectus dated August 28, 2014, a definitive form of the Registrant’s Prospectus is being filed pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning this filing, please do not hesitate to call Ioannis Tzouganatos at (617) 476-1711.

Sincerely,

/s/ Ioannis Tzouganatos

Vice President

cc:	J. Garrett Stevens
Chris Menconi
Robert Shea
Steven Hawkins